StockerYale, Inc.

32 Hampshire Road

Salem, New Hampshire 03079

January 29, 2007

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	StockerYale, Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

Submitted herewith for filing on behalf of StockerYale, Inc. (the “Company”) is a Registration Statement on Form S-3 relating to 5,680,311 shares of the Company’s Common Stock issued and sold to a selling stockholder.

This filing is being effected by direct transmission to the Commission’s EDGAR System. The Company has sufficient funds at the Mellon Bank in Pittsburgh for payment of the registration fee.

The Company is aware of its responsibilities under the Securities Act of 1933, as amended (the “Securities Act”), and the Securities Exchange Act of 1934, as amended, as they relate to the proposed public offering of securities specified in the Registration Statement on Form S-3 and may make an oral request that the Registration Statement be declared effective pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (603) 870-8245 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Marianne Molleur

Marianne Molleur

Enclosures

cc:	Thomas B. Rosedale, Esq.